OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7  -  OTHER CURRENT LIABILITIES

A.Consists of:

	As of December 31,
	2 0 2 0	2 0 1 9

Accrued salaries and fringe benefits	$17,773	$11,015
Accrued warranty costs (See B below)	4,839	4,939
Governmental institutions	5,758	4,193
Other	48	346
	$28,418	$20,493

B.Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

Accrued warranty costs presented in:

	As of December 31,
	2 0 2 0	2 0 1 9

Other current liabilities	$4,839	$4,939
Other long-term liability	313	193
	$5,152	$5,132

F - 22

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 7  -  OTHER CURRENT LIABILITIES (Cont.)

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2020 and 2019:

	As of December 31,
	2 0 2 0	2 0 1 9

Balance as of beginning of year	$5,132	$5,622
Services provided under warranty	(6,752)	(6,759)
Changes in provision	6,772	6,269
Balance as of end of year	$5,152	$5,132